Schedule of Options Issued, Exercised and Expired (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Options, Beginning Balance	1,500,000	1,510,000
Weighted Average Exercise Price, Beginning Balance	$ 0.75	$ 0.76
Remaining Contractual Life in Years,Ending Balance	1 year 29 days	1 year 8 months 4 days	2 years 8 months 8 days
Options, Issued
Weighted Average Exercise Price, Issued
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired		10,000
Weighted Average Exercise Price, Expired		$ 1.20
Options, Ending Balance	1,500,000	1,500,000	1,510,000
Weighted Average Exercise Price, Ending Balance	$ 0.75	$ 0.75	$ 0.76
Options, Exercisable, Ending Balance	1,500,000	1,500,000
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 0.75	$ 0.75
Remaining Contractual Life in Years,Ending Balance	1 year 29 days	1 year 8 months 4 days
Options, Expired		(10,000)
Options, Exercisable, Ending Balance	1,500,000	1,500,000
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 0.75	$ 0.75